August 20, 1999


Report to Fellow Shareholders:

     For the first six months of 1999, Nicholas Income Fund had a total return of 2.26%. The Fund's per share price decline was more than offset by the interest and dividends earned on the investment portfolio. This performance was in line with similar fixed-income funds, but better than U.S. Government bonds and high-grade corporates.

     Returns for Nicholas Income Fund and selected indices are provided in the chart below for the periods ended June
30, 1999.

                                     Average Annual Total Return*
                        --------------------------------------------------
                        6 Months 1 Year  3 Years 5 Years 10 Years 15 Years
                        -------- ------  ------- ------- -------- --------
Nicholas Income Fund,
Inc. (Distributions
Reinvested)............  2.26%    0.26%    8.03%  9.01%   8.65%   10.06%
Morningstar High Yield
Bond Fund Category
(Distributions
Reinvested)............  3.18%   (1.79)%   7.62%  8.54%   9.25%   10.53%
Lehman Brothers U.S.
Corporate Intermediate
High Yield Bond Index..  2.45%   (0.39)%   7.81%  9.20%  10.13%   11.52%
Consumer Price Index
(inflation)............  1.09%    1.96%    1.96%  2.35%   2.96%    3.19%
Ending value of $10,000
invested in Nicholas
Income Fund, Inc.
(Distributions
Reinvested)............ $10,226  $10,026  $12,606 $15,390 $22,916 $42,127


     Total assets of Nicholas Income Fund were $230 million at June 30, 1999. Cash and equivalents were 6.39%. Because of current conditions in the bond market, the Fund is now available to investors at a very attractive yield. The 30-day annualized yield was 10.13% at July 31, 1999 and 9.68% at June 30, 1999. It should be remembered that there is price volatility involved in Nicholas Income Fund shares.

     In reviewing our long-term performance, it is interesting and pleasing to note that our average annual total returns compare favorably with what stock market investors might have expected a few years ago. Excluding recent strong performance, stocks have returned around 9-10% annually over the last 50-60 years.

     Thank you for your continued interest in the Nicholas
Income Fund.  Please call if you have any questions.

                              Sincerely,


                          /s/ Albert O. Nicholas
                              ------------------
                              Albert O. Nicholas
                              President


*Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value, return and yield will fluctuate so an investment, when redeemed, may be worth more or less than original cost. The Funds one, five and ten year average annual total returns ended July 31, 1999 were 1.60%, 8.99% and 8.64% respectively.

Financial Highlights
(For a share outstanding throughout each period)
-------------------------------------------------------------------------------

                                              Six Months             Year ended December 31,
                                            Ended 6/30/99    ---------------------------------------
                                             (unaudited)      1998     1997     1996     1995    1994
                                            --------------    ----     ----     ----     ----    ----
NET ASSET VALUE, BEGINNING OF PERIOD.......     $3.39         $3.69    $3.53    $3.42    $3.21   $3.52

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income....................       .16           .32      .30      .30      .30     .30
  Net gains (losses) on securities
   (realized and unrealized)...............      (.08)         (.30)     .15      .11      .21    (.31)
                                               ------         -----    -----    -----    -----   -----
     Total from investment operations......       .08           .02      .45      .41      .51    (.01)
                                               ------         -----    -----    -----    -----   -----

  LESS DISTRIBUTIONS: ***
  From net investment income...............      (.08)         (.32)    (.29)    (.30)    (.30)   (.30)
                                               ------         -----    -----    -----    -----   -----
NET ASSET VALUE, END OF PERIOD.............     $3.39         $3.39    $3.69    $3.53    $3.42   $3.21
                                               ------         -----    -----    -----    -----   -----
                                               ------         -----    -----    -----    -----   -----

TOTAL RETURN...............................     2.26% **       .47%   13.13%   12.37%   16.16%   (.17)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions).......    $230.0        $239.4   $254.2   $185.7   $162.1  $140.9
Ratio of expenses to average net assets....     0.50% *       0.48%    0.50%    0.55%    0.58%   0.59%
Ratio of net investment income
  to average net assets....................     9.32% *        8.69%   8.29%    8.55%    8.72%   8.75%
Portfolio turnover rate....................     54.2% *       49.3%   32.2%    33.2%    29.2%   29.2%


  * Annualized.
 ** Not annualized.
*** The Fund distributed no capital gains for the time periods listed.

        The accompanying notes to financial statements are an integral part of these statements.

Top Ten Issuers
June 30, 1999 (unaudited)
-------------------------------------------------------------------------------

                                             Percentage
Name                                        of Net Assets
----                                        ------------
Stater Brothers Holdings, Inc. ..............   4.38%
Polaroid Corporation ........................   3.70%
Perkins Family Restaurants, L.P. ............   3.62%
Playtex Family Products Corp. ...............   3.51%
Advanced Micro Devices, Inc. ................   3.50%
Level 3 Communications, Inc. ................   3.42%
United Rentals, Inc. ........................   3.41%
Triton Energy Limited .......................   3.39%
NEXTLINK Communications, Inc. ...............   3.38%
Fisher Scientific International Inc. ........   3.31%
                                               ------
   Total of top ten issuers..................  35.62%
                                               ------
                                               ------
Schedule of Investments
June 30, 1999 (unaudited)
-------------------------------------------------------------------------------

                                                                  Quoted
 Shares or                                                        Market
 Principal                                                         Value
   Amount                                                        (Note A)
------------                                                   ------------
NON-CONVERTIBLE BONDS - 81.12%

             Consumer Products and Services - 20.85%
 $7,000,000  Brown Shoe Company, Inc. 9.50%, 10/15/06             $7,157,500
  5,875,000  Greyhound Lines, Inc. 11.50%, 4/15/07                 6,653,208
  8,000,000  KinderCare Learning Centers, Inc. 9.50%, 2/15/09      7,600,000
  3,700,000  Outboard Marine Corp. 8.625%, 3/15/01                 3,729,582
  6,200,000  Paging Network, Inc. 10.125%, 8/1/07                  4,774,000
  2,000,000  Paging Network, Inc. 8.875%, 2/1/06                   1,440,000
  8,000,000  Playtex Family Products Corp. 9.00%, 12/15/03         8,080,000
  8,000,000  Polaroid Corporation 11.50%, 2/15/06                  8,500,000
                                                                ------------
                                                                  47,934,290
                                                                ------------
             Diversified Products and Services - 0.44%
  1,000,000  Sequa Corp. 9.625%, 10/15/99                          1,002,500
                                                                ------------
             Energy - 6.68%
  7,850,000  Canadian Forest Oil Ltd. 8.75%, 9/15/07               7,555,625
  8,000,000  Triton Energy Limited 9.25%, 4/15/05                  7,800,000
                                                                ------------
                                                                  15,355,625
                                                                ------------
             Finance and Insurance - 0.61%
  1,000,000  Litchfield Financial Corp. 10.00%, 11/1/04              960,000
    475,000  Litchfield Financial Corp. 8.875%, 11/1/03              451,250
                                                                ------------
                                                                   1,411,250
                                                                ------------
             Food and Beverages - 6.29%
  3,000,000  Chiquita Brands International, Inc. 10.25%, 11/1/06   3,030,000
  3,000,000  Chiquita Brands International, Inc. 9.125%, 3/1/04    2,958,750
  1,000,000  Chiquita Brands International, Inc. 9.625%, 1/15/04   1,005,000
  4,000,000  Fleming Companies, Inc. 10.50%, 12/1/04               3,760,000
  4,000,000  Fleming Companies, Inc. 10.625%, 7/31/07              3,710,000
                                                                ------------
                                                                  14,463,750
                                                                ------------
             Food Retailers - 7.99%
  8,000,000  Perkins Family Restaurants, L.P. 10.125%, 12/15/07    8,320,000
  6,070,000  Stater Brothers Holdings, Inc. 11.00%, 3/1/01         6,221,750
  4,000,000  Stater Brothers Holdings, Inc. 9.00%, 7/1/04          3,840,000
                                                                ------------
                                                                  18,381,750
                                                                ------------
             Health Care Products - 3.30%
  8,000,000  Fisher Scientific International Inc. 9.00%, 2/1/08    7,600,000
                                                                ------------
             Health Care Services - 2.97%
  7,000,000  Quorum Health Group, Inc. 8.75%, 11/1/05              6,825,000
                                                                ------------
             Industrial and Consumer
              Products and Services - 3.41%
  8,000,000  United Rentals, Inc. 9.00%, 4/1/09                    7,840,000
                                                                ------------
             Industrial Products and Services - 8.45%
  7,750,000  CEX Holdings, Inc. 9.625%, 6/1/08                     7,304,375
  8,000,000  Doman Industries Ltd. 9.25%, 11/15/07                 4,720,000
  8,000,000  Parker Drilling Company 9.75%, 11/15/06               7,400,000
                                                                ------------
                                                                  19,424,375
                                                                ------------
             Media and Entertainment - 8.55%
  8,000,000  AMC Entertainment Inc. 9.50%, 3/15/09                 7,600,000
  5,000,000  Cinemark USA, Inc. 9.625%, 8/1/08                     4,900,000
  5,000,000  Hollinger International, Inc. 9.25%, 2/1/06           5,106,250
  2,000,000  Young Broadcasting Inc. 10.125%, 2/15/05              2,057,500
                                                                ------------
                                                                  19,663,750
                                                                ------------
             Technology and Communications - 11.58%
  1,000,000  Adelphia Communications Corp. 11.875%, 9/15/04        1,051,250
  8,000,000  Advanced Micro Devices, Inc. 11.00%, 8/1/03           8,040,000
  2,000,000  Call-Net Enterprises, Inc. 9.375%, 5/15/09            1,905,000
  8,000,000  Level 3 Communications, Inc. 9.125%, 5/1/08           7,860,000
  8,000,000  NEXTLINK Communications, Inc. 9.625%, 10/1/07         7,780,000
                                                                ------------
                                                                  26,636,250
                                                                ------------
                  TOTAL NON-CONVERTIBLE BONDS
                   (cost $196,474,876)                           186,538,540
                                                                ------------
CONVERTIBLE BONDS - 1.19%
    750,000  Assisted Living Concepts, Inc. 6.00%, 11/1/02           408,750
  3,781,000  Emeritus Corporation 6.25%, 1/1/06                    2,320,589
                                                                ------------
                  TOTAL CONVERTIBLE BONDS
                   (cost $3,629,992)                               2,729,339
                                                                ------------
STOCKS - 11.30%
    265,000  Glacier Water Trust I
              Preferred, 9.0625%, 1/31/28                          5,200,625
    120,000  Healthcare Realty Trust Inc.                          2,520,000
      5,000  Homestead Savings Convertible
              Preferred, Series A, $2.95 *                             5,000
    300,000  National Health Investors, Inc.                       6,843,750
    611,828  National Health Realty, Inc.                          6,806,587
    160,000  Omega Healthcare Investors, Inc.                      4,130,000
     20,500  Reckson Associates Realty Corp.
              Convertible Preferred, 7.625%, Series A                467,656
                                                                ------------
                  TOTAL STOCKS
                   (cost $29,627,814)                             25,973,618
                                                                ------------
SHORT-TERM INVESTMENTS - 3.80%
             Commercial Paper - 2.93%
 $4,000,000  Cox Enterprises, Inc.
              5.27%, due July 7, 1999                              3,996,487
  1,500,000  Wausau-Mosinee Paper Corp.
              5.35%, due July 7, 1999                              1,498,662
  1,250,000  Quad/Graphics, Inc.
              5.40%, due July 9, 1999                              1,248,500
                                                                ------------
                                                                   6,743,649
                                                                ------------
             Variable Rate Demand Note - 0.87%
  2,004,437  Firstar Bank U.S.A., N.A.
              4.89%, due July 1, 1999                              2,004,437
                                                                ------------
                  TOTAL SHORT-TERM INVESTMENTS
                   (cost $8,739,618)                               8,748,086
                                                                ------------
                  TOTAL INVESTMENTS
                   (cost $238,472,300)                           223,989,583
                                                                ------------
             CASH AND RECEIVABLES,
              NET OF LIABILITIES - 2.59%                           5,961,197
                                                                ------------
                  TOTAL NET ASSETS
                   (Basis of percentages
                   disclosed above)                             $229,950,780
                                                                ------------
                                                                ------------


* This security has been classified as non-income producing.

        The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
June 30, 1999 (unaudited)
-------------------------------------------------------------------------------

ASSETS:
     Investments in securities at market value
      (cost $238,472,300) (Note A).........................      $223,989,583
                                                                 ------------
     Receivables -
        Dividends and interest.............................         5,429,065
        Investment securities sold.........................           725,625
                                                                 ------------
            Total receivables..............................         6,154,690
                                                                 ------------
            Total assets...................................       230,144,273
                                                                 ------------

LIABILITIES:
     Payables -
        Management fee (Note C)............................            68,721
        Other payables and accrued expenses................           124,772
                                                                 ------------
            Total liabilities..............................           193,493
                                                                 ------------
            Total net assets...............................      $229,950,780
                                                                 ------------
                                                                 ------------

NET ASSETS CONSIST OF:
     Fund shares issued and outstanding....................      $242,780,740
     Net unrealized depreciation on investments (Note B)...       (14,491,185)
     Accumulated net realized losses on investments........        (4,733,882)
     Accumulated undistributed net investment income.......         6,395,107
                                                                 ------------
                                                                 $229,950,780
                                                                 ------------
                                                                 ------------

NET ASSET VALUE PER SHARE ($.01 par value, 100,000,000 shares authorized), offering price and redemption price
    ($229,950,780 ./. 67,791,499 shares outstanding).......             $3.39
                                                                       ------
                                                                       ------



        The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 1999 (unaudited)
-------------------------------------------------------------------------------

INCOME:
     Interest..............................................         $ 9,560,450
     Dividends.............................................           1,442,287
     Other.................................................             537,751
                                                                    -----------
            Total income...................................          11,540,488
                                                                    -----------

EXPENSES:
     Management fee (Note C)...............................             417,101
     Transfer agent fees...................................              67,171
     Legal fees............................................              58,566
     Postage and mailing fees..............................              18,562
     Printing fees.........................................               8,375
     Custodian fees........................................               5,500
     Directors' fees.......................................               3,000
     Pricing service fees..................................               2,992
     Registration fees.....................................               1,878
     Other operating expenses..............................               4,026
                                                                    -----------
            Total expenses.................................             587,171
                                                                    -----------
            Net investment income..........................          10,953,317
                                                                    -----------

NET REALIZED LOSS ON INVESTMENTS...........................            (666,189)

NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS.....          (4,874,080)
                                                                    -----------
            Net loss on investments........................          (5,540,269)
                                                                    -----------
            Net increase in net assets resulting
             from operations...............................         $ 5,413,048
                                                                    -----------
                                                                    -----------



        The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 1999 (unaudited)
and the year ended December 31, 1998
-------------------------------------------------------------------------------

                                                                              1999                  1998
                                                                          -------------         ------------
OPERATIONS:
     Net investment income.................................              $ 10,953,317           $ 22,352,579
     Net realized gain (loss) on investments...............                  (666,189)             1,478,353
     Net decrease in unrealized appreciation on investments                (4,874,080)           (23,042,691)
                                                                         ------------           ------------
          Net increase in net assets resulting
           from operations.................................                 5,413,048               788,241
                                                                         ------------           -----------

DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net investment income
      ($0.0770 and $0.3155 per share, respectively)........                (5,302,006)           (22,331,451)
                                                                         ------------           ------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares issued (6,184,382 and 18,725,675 shares,
       respectively)                                                       21,040,794             67,790,328
     Net asset value of shares issued in distributions to
       shareholdres (1,179,184 and 4,867,962 shares, respectively)          4,021,018             16,989,161
     Cost of shares redeemed (10,163,767 and 21,806,858 shares,
       respectively)                                                      (34,641,929)           (78,022,412)
                                                                        -------------           ------------
          Increase (decrease) in net assets derived from
            capital share transactions.....................                (9,580,117)             6,757,077
                                                                         ------------           ------------
          Total decrease in net assets.....................                (9,469,075)           (14,786,133)
                                                                         ------------           ------------

NET ASSETS, at the beginning of period (including undistributed net
     investment income of $743,796 and $722,668, respectively)            239,419,855            254,205,988
                                                                         ------------           ------------

NET ASSETS, at the end of period (including undistributed net
     investment income of $6,395,107 and $743,796, respectively)         $229,950,780           $239,419,855
                                                                         ------------           ------------
                                                                         ------------           ------------


        The accompanying notes to financial statements are an integral part of these statements.

Historical Record (unaudited)
-------------------------------------------------------------------------------

                                              Net Investment
                                   Net           Income         Growth of an
                               Asset Value    Distributions    Initial $10,000
                                Per Share       Per Share        Investment**
                               -----------    --------------   ---------------
November 21, 1977*...........    $5.10          $  ----           $10,000
December 31, 1987............     3.64           0.4660            22,560
December 31, 1988............     3.68           0.3710            25,164
December 31, 1989............     3.44           0.3830            26,155
December 31, 1990............     3.01           0.3970            25,886
December 31, 1991............     3.34           0.3460            31,853
December 31, 1992............     3.38           0.2955            35,143
December 31, 1993............     3.52           0.2890            39,695
December 31, 1994............     3.21           0.3010            39,626
December 31, 1995............     3.42           0.2950            46,029
December 31, 1996............     3.53           0.2960            51,721
December 31, 1997............     3.69           0.2903            58,514
December 31, 1998............     3.39           0.3155            58,788
June 30, 1999................     3.39           0.0770(a)         60,116

    The Fund distributed no capital gains for the time periods listed.


 *  Initial date under Nicholas Company, Inc. management.
**  Assuming reinvestment of distributions.

(a) Paid April 23, 1999 to shareholders of record April 22, 1999.



The accompanying notes to financial statements are an integral part of this statement.

Notes to Financial Statements
June 30, 1999 (unaudited)
-------------------------------------------------------------------------

Note A -- Summary of significant accounting policies:

     Nicholas Income Fund, Inc. (the "Fund") is an open-end diversified investment company. The primary objective of the Fund is high current income consistent with the preservation and conservation of capital values.

      Securities valuation -- Market values of most debt securities are based on valuations provided by a pricing service, which determines valuations for normal, institutional-size trading units of securities using market information, transactions for comparable securities and various other relationships between securities which are generally recognized by institutional traders. Equity securities are generally valued at the last sale price reported by the principal security exchange on which the issue is traded or if no sale is reported, the latest bid price is used. U.S. Treasury Bills and commercial paper are stated at market value with the resultant difference between market value and original purchase price being recorded as interest income. Variable rate demand notes are valued at cost which approximates market value.

      Securities transactions and related investment income -- Securities transactions are generally recorded no later than the first business day after the trade date (date the order to buy or sell is executed). Gains or losses on sales of investments are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions to shareholders are recorded on the ex-dividend date.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from estimates.

Note B -- Income taxes:

     No provision has been made for federal income taxes or excise taxes because it is the policy of the Fund to distribute all taxable net income and qualify as a "regulated investment company" under the provisions in the Internal Revenue Code applicable to regulated investment companies. The Fund is not subject to State of Wisconsin income taxes. As of June 30, 1999, the Fund has approximately $4,734,000 of net capital losses which may be used to offset capital gains in future years. Capital loss carryovers of approximately $482,000 will expire in 1999, $2,081,000 in 2000, $1,505,000 in
2003, and $666,000 in 2007.

     At June 30, 1999, the net unrealized appreciation (depreciation) based on cost was as follows (the Fund's book and federal income tax cost of investment assets were substantially identical):

              Aggregate gross unrealized appreciation for all
                investments in which there was an excess of
                value over tax cost.........................     $  1,508,590

              Aggregate gross unrealized depreciation for all
                investments in which there was an excess of
                tax cost over value.........................      (15,999,775)
                                                                  -----------
                     Net unrealized depreciation............     $(14,491,185)
                                                                  -----------
                                                                  -----------


Note C -- Expenses:

     The Fund has an investment advisory agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. The management fee of Nicholas Company, Inc. is payable at an annual rate of 1/2 of 1% of the average daily net assets of the Fund up to and including $50,000,000. On average daily net assets over $50,000,000 up to and including $100,000,000, the management fee is reduced to an annual rate of 4/10 of 1% and on average daily net assets over $100,000,000, the fee is further reduced to an annual rate of 3/10 of 1%. Nicholas Company, Inc. has agreed to reduce such management fee by any operating expenses (other than management fee) incurred by the Fund in excess of 1/2 of 1% of average daily net assets.

     At June 30, 1999, liabilities of the Fund included $68,721 payable to the investment adviser.

Note D -- Investment portfolio transactions:

     For the six months ended June 30, 1999, the cost of purchases and the proceeds from sales of investments, other than short-term obligations, aggregated $58,871,516 and $68,943,313, respectively.

NICHOLAS FAMILY OF FUNDS
Services Offered
---------------------------------------------------------------------
* IRAs
        *Traditional    *Simple      *Educational
        *Roth           *SEP

*Self-employed Master Retirement Plan
        *Money Purchase *Profit Sharing

*Automatic Investment Plan

*Direct Deposit of Distributions

*Systematic Withdrawl Plan

*Monthly Automatic Exchange between Funds

*Telephone Redemption

*Telephone Exchange

*24-hour Automated Account Information (800-544-6547)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Family of Funds.


                                      Officers and Directors

                            ALBERT O. NICHOLAS, President and Director

                                   FREDERICK F. HANSEN, Director

                                    JAY H. ROBERTSON, Director

                                    MELVIN L. SCHULTZ, Director

                            DAVID L. JOHNSON, Executive Vice President

                     THOMAS J. SAEGER, Executive Vice President and Secretary

                        JEFFREY T. MAY, Senior Vice President and Treasurer

                             DAVID O. NICHOLAS, Senior Vice President

                                 CANDACE L. LESAK, Vice President

                            KATHLEEN A. EVANS, Assistant Vice President

                                        Investment Adviser
                                      NICHOLAS COMPANY, INC.
                                       Milwaukee, Wisconsin
                                   414-272-6133 or 800-227-5987

                                          Transfer Agent
                                 FIRSTAR MUTUAL FUND SERVICES, LLC
                                       Milwaukee, Wisconsin
                                   414-276-0535 or 800-544-6547

                                             Custodian
                                   FIRSTAR BANK MILWAUKEE, N.A.
                                       Milwaukee, Wisconsin

                                             Auditors
                                       DELOITTE & TOUCHE LLP
                                       Milwaukee, Wisconsin

                                              Counsel
                                   MICHAEL, BEST & FRIEDRICH LLP
                                       Milwaukee, Wisconsin

           This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective
                                     prospectus.

SEMIANNUAL REPORT

NICHOLAS INCOME FUND, INC.

700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com

June 30, 1999